Annual Operating Expenses - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2010 Fund - Fidelity Advisor Freedom Blend 2010 Fund - Class Z6	Sep. 08, 2023
Operating Expenses:
Management fee	0.21%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.21%	[1]

[1]	AAdjusted to reflect current fees.